Investment Securities (Investment Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities [Abstract]
Taxable interest	$ 262	$ 325	$ 293
Taxable dividends	30	25	17
Interest and dividends exempt from U.S. federal income tax	0	0	10
Interest and dividends on available-for-sale investment securities	$ 292	$ 350	$ 320